ROU ASSET AND LEASES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Rou Asset And Leases
SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES

The following is a summary of ROU asset and operating lease liabilities:

	August 31, 2023	August 31, 2022
Assets:
ROU asset	$271,021	$442,020

Liabilities:
Current:
Operating lease liabilities	$84,879	$117,686
Non-current
Operating lease liabilities	198,163	355,186
Total lease liabilities	$283,042	$472,872

SCHEDULE OF MATURITIES OF LEASE LIABILITIES	As of November 30, 2023, remaining maturities of lease liabilities were as follows:
Operating lease
2024	$87,912
2025	94,376
2026	66,212
2027	16,024
2028 and thereafter	-
Total	$264,524
As of August 31, 2023, remaining maturities of lease liabilities were as follows:
Operating lease
2024	$84,880
2025	95,314
2026	75,035
2027	27,813
2028 and thereafter	-
Total	$283,042

SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES

The following is a summary of ROU asset and operating lease liabilities:

	November 30, 2023	August 31, 2023
Assets:
ROU asset	$253,431	$271,021

Liabilities:
Current:
Operating lease liabilities current	$87,912	$84,879
Non-current
Operating lease liabilities noncurrent	176,612	198,163
Total lease liabilities	$264,524	$283,042